Financial Instruments - Schedule of Capital Management (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Equity	¥ 430,761	¥ 223,731	¥ 191,251	¥ 191,540
Equity capital ratio	8.32%	5.54%